INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVESTMENTS
INVESTMENTS

NOTE 2—INVESTMENTS

        Investments in non-consolidated affiliates and certain other investments accounted for under the equity method generally include all entities in which the Company or its subsidiaries have significant influence, but not more than 50% voting control, and are recorded in the Consolidated Balance Sheets in other long-term assets. Investments in non-consolidated affiliates as of March 31, 2015, include a 15.05% interest in National CineMedia, LLC ("NCM" or "NCM LLC"), a 29% interest in Digital Cinema Implementation Partners, LLC ("DCIP"), a 50% interest in Open Road Releasing, LLC, operator of Open Road Films, LLC ("Open Road Films"), a 32% interest in AC JV, LLC ("AC JV"), owner of Fathom Events, and a 50% interest in two U.S. motion picture theatres and one IMAX screen. Indebtedness held by equity method investees is non-recourse to the Company.

        RealD Inc. Common Stock.    The Company holds an investment in RealD Inc. common stock, which is accounted for as an equity security, available for sale, and is recorded in the Consolidated Balance Sheets in other long-term assets at fair value (Level 1).

Equity in Earnings (Losses) of Non-Consolidated Entities

        Aggregated condensed financial information of the Company's significant non-consolidated equity method investments for the three months ended March 31, 2015 and the three months ended March 31, 2014 is shown below:

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Revenues	$117,641	$112,888
Operating costs and expenses	138,897	110,160

Net earnings (loss)	$(21,256)	$2,728

        The components of the Company's recorded equity in earnings (losses) of non-consolidated entities are as follows:

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
National CineMedia, LLC	$(6,639)	$(1,120)
Digital Cinema Implementation Partners, LLC	5,429	3,647
Open Road Releasing, LLC	1,286	(8,080)
AC JV, LLC	1,038	282
Other	210	(113)

The Company's recorded equity in earnings (losses)	$1,324	$(5,384)

        NCM Transactions.    As of March 31, 2015, the Company owns 19,663,664 common membership units, or a 15.05% interest, in NCM. The estimated fair market value of the units in NCM was approximately $296,921,000, based on the publically quoted price per share of NCM, Inc. on March 31, 2015 of $15.10 per share. See Note 9—Commitments and Contingencies for information regarding the termination of the Screenvision, LLC merger agreement and the expenses associated with the termination.

        The Company recorded the following transactions with NCM:

(In thousands)	March 31, 2015	December 31, 2014
Due from NCM for on-screen advertising revenue	$1,696	$2,072
Due to NCM for Exhibitor Services Agreement	990	1,784
Promissory note payable to NCM	6,944	6,944

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Net NCM screen advertising revenues	$8,648	$8,628
NCM beverage advertising expense	2,514	2,909

        The Company recorded the following changes in the carrying amount of its investment in NCM and equity in losses of NCM during the three months ended March 31, 2015:

(In thousands)	Investment in NCM(1)	Exhibitor Services Agreement(2)	Other Comprehensive (Income)	Cash Received	Equity in Losses	Advertising (Revenue)
Ending balance December 31, 2014	$265,839	$(316,815)	$(3,780)
Receipt of common units(3)	6,812	(6,812)	—
Receipt of excess cash distributions	(9,071)	—	—	$9,071	$—	$—
Amortization of deferred revenue	—	3,768	—	—	—	(3,768)
Unrealized gain from cash flow hedge	234	—	(234)	—	—	—
Equity in losses and loss from amortization of basis difference(4)(5)	(6,639)	—	—	—	6,639	—

For the period ended or balance as of March 31, 2015	$257,175	$(319,859)	$(4,014)	$9,071	$6,639	$(3,768)

(1)

After Wanda acquired Holdings on August 30, 2012, the Company's investment in NCM consisted of a single investment tranche (Tranche 1 Investment) consisting of 17,323,782 membership units recorded at fair value (Level 1). Subsequent membership units received as provided under the Common Unit Adjustment Agreement dated as of February 13, 2007, are recorded in a separate tranche, (Tranche 2 Investments).

(2)

Represents the unamortized portion of the Exhibitor Services Agreement ("ESA") with NCM. Such amounts are being amortized to other theatre revenues over the remainder of the 30 year term of the ESA ending in 2036, using a units-of-revenue method, as described in ASC 470-10-35 (formerly EITF 88-18, Sales of Future Revenues).

(3)	In March 2015, the Company received 469,163 membership units recorded at a fair value of $14.52 per unit with a corresponding credit to the ESA.
(4)	Represents percentage ownership of NCM's losses on both Tranche 1 and Tranche 2 Investments.
(5)

Certain differences between the Company's carrying value and the Company's share of NCM's membership equity have been identified and are amortized to equity in earnings over the respective lives of the assets and liabilities.

        During the three months ended March 31, 2015 and March 31, 2014, the Company received payments of $5,352,000 and $8,045,000, respectively, related to the NCM tax receivable agreement. The receipts are recorded in investment expense (income), net of related amortization, for the NCM tax receivable agreement intangible asset.

        DCIP Transactions.    The Company will make capital contributions to DCIP for projector and installation costs in excess of an agreed upon cap ($68,000 per system for digital conversions and as of March 31, 2015, $39,000 for new build locations). The Company pays equipment rent monthly and records the equipment rental expense on a straight-line basis over 12 years.

        The Company recorded the following transactions with DCIP:

(In thousands)	March 31, 2015	December 31, 2014
Due from DCIP for equipment and warranty purchases	$1,200	$1,048
Deferred rent liability for digital projectors	8,954	9,031

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Digital equipment rental expense (continuing operations)	$1,294	$2,917

        Open Road Films Transactions.    For the three months ended March 31, 2015, the Company followed the equity method of accounting for its investment in Open Road Films. During the three months ended March 31, 2014, the Company suspended equity method accounting for its investment in Open Road Films when the negative investment in Open Road Films reached the Company's capital commitment of $10,000,000.

        The Company recorded the following transactions with Open Road Films:

(In thousands)	March 31, 2015	December 31, 2014
Due from Open Road Films	$1,041	$2,560
Film rent payable to Open Road Films	808	709

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Gross film exhibition cost on Open Road Films	$1,400	$5,700

        AC JV Transactions.    The Company recorded the following transactions with AC JV:

(In thousands)	March 31, 2015	December 31, 2014
Due to AC JV for Fathom Events programming	$1,443	$333

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Gross exhibition cost on Fathom Events programming	$2,586	$956

NOTE 7—INVESTMENTS

        Investments in non-consolidated affiliates and certain other investments accounted for under the equity method generally include all entities in which the Company or its subsidiaries have significant influence, but not more than 50% voting control. Investments in non-consolidated affiliates as of December 31, 2014, include a 14.96% interest in National CineMedia, LLC ("NCM"), a 32% interest in AC JV, LLC, owner of Fathom Events, a 50% interest in two U.S. motion picture theatres and one IMAX screen, a 29% interest in Digital Cinema Implementation Partners, LLC ("DCIP"), a 15.45% interest in Digital Cinema Distribution Coalition, LLC ("DCDC") and a 50% interest in Open Road Releasing, LLC, operator of Open Road Films. Indebtedness held by equity method investees is non-recourse to the Company.

        At December 31, 2014, the Company's recorded investments are less than its proportional ownership of the underlying equity in these entities by approximately $13,257,000, excluding NCM.

RealD Inc. Common Stock

        The Company holds an investment in RealD Inc. common stock, which is accounted for as an equity security, available for sale, and is recorded in the Consolidated Balance Sheets in other long-term assets at fair value (Level 1). Under its RealD Inc. motion picture license agreement, the Company received a ten-year option to purchase 1,222,780 shares of RealD Inc. common stock at approximately $0.00667 per share. The stock options vested in 3 tranches upon the achievement of screen installation targets and were valued at the underlying stock price at the date of vesting. At the dates of exercise, the fair market value of the RealD Inc. common stock was recorded in other long-term assets with an offsetting entry recorded to other long-term liabilities as a deferred lease incentive. The unamortized deferred lease incentive was recorded at fair value as a result of the Merger, and is being amortized on a straight-line basis over the remaining contract life of approximately 7 years as of December 31, 2014, to reduce RealD license expense recorded in the consolidated statements of operations under operating expense. For further information, see Note 2—Merger. As of December 31, 2014, the unamortized deferred lease incentive balance included in other long-term liabilities was $16,047,000. Fair value adjustments of RealD Inc. common stock are recorded to other long-term assets with an offsetting entry to accumulated other comprehensive income.

NCM Transactions

        On March 29, 2005, the Company along with Regal combined their screen advertising operations to form NCM. On July 15, 2005, Cinemark joined the NCM joint venture by contributing its screen advertising business. The Company, Regal and Cinemark are known as "Founding Members" of NCM. On February 13, 2007, National CineMedia, Inc. ("NCM, Inc."), a newly formed entity that now serves as the sole manager of NCM, closed its initial public offering, or IPO, of 42,000,000 shares of its common stock at a price of $21.00 per share.

        As of December 31, 2014, the Company owns a 14.96% interest in NCM. As a Founding Member, the Company has the ability to exercise significant influence over the governance of NCM, and, accordingly accounts for its investment following the equity method. All of the Company's NCM membership units are redeemable for, at the option of NCM, Inc., cash or shares of common stock of NCM, Inc. on a share-for-share basis. The fair market value of the units in National CineMedia, LLC was approximately $275,825,000 based on a price for shares of NCM, Inc. on December 31, 2014 of $14.37 per share.

        Pursuant to the Company's Common Unit Adjustment Agreement, from time to time common units of NCM held by the Founding Members will be adjusted up or down through a formula ("Common Unit Adjustment"), primarily based on increases or decreases in the number of theatre screens operated and theatre attendance generated by each Founding Member. The common unit adjustment is computed annually, except that an earlier common unit adjustment will occur for a Founding Member if its acquisition or disposition of theatres, in a single transaction or cumulatively since the most recent common unit adjustment, will cause a change of 2% or more in the total annual attendance of all of the Founding Members. In the event that a common unit adjustment is determined to be a negative number, the Founding Member shall cause, at its election, either (a) the transfer and surrender to NCM of a number of common units equal to all or part of such Founding Member's common unit adjustment or (b) pay to NCM an amount equal to such Founding Member's common unit adjustment calculated in accordance with the Common Unit Adjustment Agreement.

        As a result of the Rave theatre acquisitions in December 2012, the Company received 1,728,988 common membership units of NCM, effective March 14, 2013 from the annual Common Unit Adjustment. The Company recorded the additional units received at a fair value of $26,315,000, based on a price for shares of NCM, Inc. on March 14, 2013, of $15.22 per share, and as a new investment (Tranche 2 Investment), with an offsetting adjustment to the Exhibitor Services Agreement to be amortized to revenues over the remaining term of the ESA following the units-of-revenue method. The Rave theatre screens were under a contract with another screen advertising provider and the Company will continue to receive its share of the advertising revenues. During the remainder of the Rave screen contract, the Company will pay a screen integration fee to NCM in an amount that approximates the EBITDA that NCM would have generated if it had been able to sell advertising on the Rave theatre screens. In March 2014, the Company received 141,731 membership units recorded at a fair value of $2,137,000 ($15.08 per unit) with a corresponding credit to the ESA to be amortized following the units-of-revenue method over the remaining term of the ESA.

        The NCM, Inc. IPO and related transactions have the effect of reducing the amounts NCM, Inc. would otherwise pay in the future to various tax authorities as a result of an increase in its proportionate share of tax basis in NCM's tangible and intangible assets. On the IPO date, NCM, Inc. and the Founding Members entered into a tax receivable agreement. Under the terms of this agreement, NCM, Inc. will make cash payments to the Founding Members in amounts equal to 90% of NCM, Inc.'s actual tax benefit realized from the tax amortization of the NCM intangible assets. For purposes of the tax receivable agreement, cash savings in income and franchise tax will be computed by comparing NCM, Inc.'s actual income and franchise tax liability to the amount of such taxes that NCM, Inc. would have been required to pay had there been no increase in NCM, Inc.'s proportionate share of tax basis in NCM's tangible and intangible assets and had the tax receivable agreement not been entered into. The tax receivable agreement shall generally apply to NCM, Inc.'s taxable years up to and including the 30th anniversary date of the NCM, Inc. IPO and related transactions. Prior to the date of the Merger on August 30, 2012, distributions received under the tax receivable agreement from NCM, Inc. were recorded as additional proceeds received related to the Company's Tranche 1 or 2 Investments and were recorded in earnings in a similar fashion to the proceeds received from the NCM, Inc. IPO and the receipt of excess cash distributions. Following the date of the Merger, the Company recorded an intangible asset of $20,900,000 as the fair value of the tax receivable agreement. The tax receivable agreement intangible asset is amortized on a straight-line basis against investment income over the remaining life of the ESA. Cash receipts from NCM, Inc. for the tax receivable agreement are recorded to the investment expense (income) account.

        During the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period March 30, 2012 through August 30, 2012, payments received of $8,730,000, $3,677,000, $0, and $0, related to the NCM tax receivable agreement were recorded in investment expense (income), net of related amortization, respectively, for the NCM tax receivable agreement intangible asset.

        Due to the capital transactions following the NCM, Inc. IPO and the quarterly cash distributions paid by NCM to the members, the recorded membership equity in NCM is a deficit. The Company's recorded investment in NCM was adjusted to fair value at the date of the Merger. As a result, the Company's recorded investment in NCM exceeds its proportional ownership in the equity of NCM by approximately $735,795,000 as of December 31, 2014.

        The Company recorded the following related party transactions with NCM:

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from NCM for on-screen advertising revenue	$2,072	$2,226
Due to NCM for Exhibitor Services Agreement	1,784	2,429
Promissory note payable to NCM	6,944	8,333

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Net NCM screen advertising revenues	$34,523	$33,790	$11,086	$11,731
NCM beverage advertising expense	12,226	13,809	4,197	6,326

        DCIP Transactions.    The Company will make capital contributions to DCIP for projector and installation costs in excess of an agreed upon cap ($68,000 per system for digital conversions and as of December 31, 2014, $41,500 for new build locations). The Company pays equipment rent monthly and records the equipment rental expense on a straight-line basis over 12 years.

        The Company recorded the following related party transactions with DCIP:

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from DCIP for equipment and warranty purchases	$1,048	$663
Deferred rent liability for digital projectors	9,031	7,747

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Digital equipment rental expense (continuing operations)	$6,639	$11,077	$3,338	$3,624

        Open Road Films Transactions.    Open Road Films was launched by the Company and Regal in March 2011, as an acquisition-based domestic theatrical distribution company that concentrates on wide-release movies. Open Road titles are also distributed in the pay-TV and home entertainment markets. The Company has a commitment to invest up to an additional $10,000,000, in the event additional capital is required.

        The Company recorded the following related party transactions with Open Road Films:

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from Open Road Films	$2,560	$2,658
Film rent payable to Open Road Films	709	1,959

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Gross film exhibition cost on Open Road Films	$13,300	$12,700	$5,500	$1,550

AC JV Transactions

        On December 26, 2013, the Company amended and restated its existing ESA with NCM in connection with the spin-off by NCM of its Fathom Events business to AC JV, a newly-formed company owned 32% by each of the Founding Members and 4% by NCM. In consideration for the spin-off, NCM received a total of $25,000,000 in promissory notes from its Founding Members (approximately $8,333,000 from each Founding Member). Interest on the promissory note is at a fixed rate of 5% per annum, compounded annually. Interest and principal payments are due annually in six equal installments commencing on the first anniversary of the closing. Cinemark and Regal also amended and restated their respective ESAs with NCM in connection with the spin-off. The ESAs were modified to remove those provisions addressing the rights and obligations related to digital programing services of the Fathom Events business. Those provisions are now contained in the Amended and Restated Digital Programming Exhibitor Services Agreements (the "Digital ESAs") that were entered into on December 26, 2013 by NCM and each of the Founding Members. These Digital ESAs were then assigned by NCM to AC JV as part of the Fathom spin-off. There were no significant operations from the closing date until December 31, 2013.

        The Company recorded the following related party transactions with AC JV:

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due to AC JV for Fathom Events programming	$333	$—

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Gross exhibition cost on Fathom Events programming	$6,898	$—	$—	$—

Summary Financial Information

        Investments in non-consolidated affiliates accounted for under the equity method as of December 31, 2014, include interests in NCM, DCIP, Open Road Films, AC JV, DCDC, two U.S. motion picture theatres and one IMAX screen, and other immaterial investments.

        Condensed financial information of the Company's non-consolidated equity method investments is shown below and amounts are presented under GAAP for the periods of ownership by the Company:

	December 31, 2014 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Current assets	$134,900	$53,229	$44,498	$10,993	$11,649	$255,269
Noncurrent assets	546,200	1,044,417	12,260	22,948	25,296	1,651,121
Total assets	681,100	1,097,646	56,758	33,941	36,945	1,906,390
Current liabilities	106,500	24,036	64,080	4,238	3,538	202,392
Noncurrent liabilities	892,000	821,282	22,582	—	—	1,735,864
Total liabilities	998,500	845,318	86,662	4,238	3,538	1,938,256
Stockholders' equity (deficit)	(317,400)	252,328	(29,904)	29,703	33,407	(31,866)
Liabilities and stockholders' equity	681,100	1,097,646	56,758	33,941	36,945	1,906,390

The Company's recorded investment(1)	$265,839	$62,236	$(9,570)	$6,255	$7,680	$332,440

	December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Current assets	$141,600	$140,353	$60,431	$806	$14,069	$357,259
Noncurrent assets	557,600	1,124,517	10,341	24,464	24,281	1,741,203
Total assets	699,200	1,264,870	70,772	25,270	38,350	2,098,462
Current liabilities	122,400	34,919	69,530	—	6,301	233,150
Noncurrent liabilities	876,000	1,028,191	15,918	—	—	1,920,109
Total liabilities	998,400	1,063,110	85,448	—	6,301	2,153,259
Stockholders' equity (deficit)	(299,200)	201,760	(14,676)	25,270	32,049	(54,797)
Liabilities and stockholders' equity	699,200	1,264,870	70,772	25,270	38,350	2,098,462

The Company's recorded investment(1)	$272,407	$45,831	$(1,920)	$4,785	$6,807	$327,910

(1)

Certain differences in the Company's recorded investments, and its proportional ownership share resulting from the Merger where the investments were recorded at fair value and are amortized to equity in (earnings) losses of non-consolidated entities over the estimated useful lives the underlying assets and liabilities. Other non-amortizing differences are considered to represent goodwill and are evaluated for impairment annually.

        Condensed financial information of the Company's non-consolidated equity method investments is shown below and amounts are presented under GAAP for the periods of ownership by the Company:

	12 Months Ended December 31, 2014 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$394,000	$170,724	$175,374	$42,102	$26,887	$809,087
Operating costs and expenses	297,700	109,430	190,602	37,669	26,072	661,473

Net earnings (loss)	$96,300	$61,294	$(15,228)	$4,433	$815	$147,614

	12 Months Ended December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$462,800	$182,659	$140,350	$—	$18,517	$804,326
Operating costs and expenses	299,900	133,700	130,628	—	18,546	582,774

Net earnings (loss)	$162,900	$48,959	$9,722	$—	$(29)	$221,552

	From Inception August 31, 2012 through December 31, 2012 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$178,100	$56,851	$39,701	$—	$9,128	$283,780
Operating costs and expenses	144,000	43,052	61,083	—	11,088	259,223

Net earnings (loss)	$34,100	$13,799	$(21,382)	$—	$(1,960)	$24,557

	March 30, 2012 through August 30, 2012 (Predecessor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$231,600	$71,560	$42,563	$—	$14,680	$360,403
Operating costs and expenses	167,900	55,378	55,395	—	14,820	293,493

Net earnings (loss)	$63,700	$16,182	$(12,832)	$—	$(140)	$66,910

        The components of the Company's recorded equity in earnings (losses) of non-consolidated entities are as follows:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
National CineMedia, LLC	$11,311	$23,196	$4,271	$7,473
Digital Cinema Implementation Partners, LLC	20,929	18,660	4,436	4,941
Open Road Releasing, LLC	(7,650)	4,861	(10,691)	(6,416)
AC JV, LLC	1,470	—	—	—
Other	555	718	(496)	1,547

The Company's recorded equity in earnings (losses)	$26,615	$47,435	$(2,480)	$7,545

        The Company recorded the following changes in the carrying amount of its investment in NCM and equity in earnings of NCM during the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period March 30, 2012 through August 30, 2012:

(In thousands)	Investment in NCM(1)	Exhibitor Services Agreement(2)	Other Comprehensive (Income)	Cash Received	Equity in (Earnings) Losses	Advertising (Revenue)
Ending balance March 29, 2012	$71,517	$(328,442)	$—

Receipt of excess cash distributions	$(1,701)	$—	$—	$6,667	$(4,966)	$—
Change in interest loss	(16)	—	—	—	16	—
Amortization of ESA	—	2,367	—	—	—	(2,367)
Equity in earnings(3)	2,523	—	—	—	(2,523)	—

Ending balance August 30, 2012	$72,323	$(326,075)	$—	$6,667	$(7,473)	$(2,367)

Purchase price fair value adjustment	177,832	3,453	—	—	—	—
Receipt of excess cash distributions	(10,176)	—	—	10,176		—
Amortization of ESA	—	4,468	—	—	—	(4,468)
Unrealized gain	797	—	(797)	—	—	—
Equity in earnings(3)	4,271	—	—	—	(4,271)	—

Ending balance December 31, 2012	$245,047	$(318,154)	$(797)	$10,176	$(4,271)	$(4,468)

Receipt of common units	26,315	(26,315)	—	—	—	—
Receipt of excess cash distributions	(27,453)	—	—	27,453	—	—
Amortization of ESA	—	14,556	—	—	—	(14,556)
Unrealized gain from cash flow hedge	1,485	—	(1,485)	—	—	—
Adjust carrying value of AC JV, LLC(6)	3,817	—	—	—	—	—
Change in interest gain(4)	5,012	—	—	—	(5,012)	—
Equity in earnings(3)	21,149	—	—	—	(21,149)	—
Equity in loss from amortization of basis difference(5)	(2,965)	—	—	—	2,965	—

Ending balance December 31, 2013	$272,407	$(329,913)	$(2,282)	$27,453	$(23,196)	$(14,556)

Receipt of common units	2,137	(2,137)	—	—	—	—
Receipt of excess cash distributions	(21,514)	—	—	21,514	—	—
Amortization of ESA	—	15,235	—	—	—	(15,235)
Unrealized gain from cash flow hedge	1,498	—	(1,498)	—	—	—
Equity in earnings(3)	14,446	—	—	—	(14,446)	—
Equity in loss from amortization of basis difference(5)	(3,135)	—	—	—	3,135	—

Ending balance December 31, 2014	$265,839	$(316,815)	$(3,780)	$21,514	$(11,311)	$(15,235)

(1)

Represents AMC's investment through the date of the Merger on August 30, 2012 in 4,417,042 common membership units received under the Common Unit Adjustment Agreement dated as of February 13, 2007 (Predecessor Tranche 2 Investments). AMC's investment in 12,906,740 common membership units (Predecessor Tranche 1 Investment) was carried at zero cost through the date of the Merger. As of the date of the Merger, the Company's investment in NCM consisted of a single investment tranche (Tranche 1 Investment) of 17,323,782 membership units recorded at fair value (Level 1). As a result of the Rave theatre acquisitions in December of 2012, and as provided under the Common Unit Adjustment Agreement, the Company received 1,728,988 additional NCM common membership units in 2013 valued at $26,315,000 and is recorded in a second tranche, (Tranche 2 Investment). In March 2014, the Company received 141,731 membership units recorded at a fair value of $2,137,000 ($15.08 per unit) with a corresponding credit to the ESA and is recorded as a part of the Tranche 2 Investment.

(2)

Represents the unamortized portion of the ESA with NCM. Such amounts are being amortized to other theatre revenues over the remainder of the 30 year term of the ESA ending in 2036, using a units-of-revenue method, as described in ASC 470-10-35 (formerly EITF 88-18, Sales of Future Revenues). In connection with the Merger on August 30, 2012, the amounts related to the ESA were adjusted to estimated fair value. For further information, see Note 2—Merger.

(3)

Represents equity in earnings on the Predecessor Tranche 2 investments only through August 30, 2012. Subsequent to August 30, 2012, represents percentage of ownership equity in earnings for Successor on both Tranche 1 and Tranche 2 Investments.

(4)

Non-cash gains were recorded in 2013 to adjust the Company's investment balance due to NCM's issuance of 8,688,078 common membership units to other founding members, at a price per share in excess of the Company's average carrying amount per share.

(5)

Certain differences between the Company's carrying value and the Company's share of NCM's membership equity have been identified and are amortized to equity in (earnings) losses in non-consolidated entities over the respective lives of the assets and liabilities.

(6)

On December 26, 2013, NCM spun-off its Fathom Events business to a newly formed limited liability company, AC JV, LLC which is owned 32% by each founding member and 4% by NCM. In consideration for the sale, each of the three founding members issued promissory notes of approximately $8,333,000 to NCM. The Company's share of the gain recorded by NCM, as a result of the spin-off, has been excluded from equity in earnings and has been applied as a reduction in the carrying value of AC JV, LLC investment.